BUSINESS SEGMENTS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Segment program	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)
Segment Reporting Disclosure [Line Items]
Number of business segments | Segment	3
Property and equipment	$ 253	$ 203
Non-US
Segment Reporting Disclosure [Line Items]
Revenues, excluding cost reimbursements	186	190	$ 216
Property and equipment	$ 77	$ 60
Asia Pacific
Segment Reporting Disclosure [Line Items]
Number of points based programs | program	2